Costs of Sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Costs of Sales
Costs of stream sales	$ 151.9	$ 114.3
Mineral production taxes	4.5	2.5
Mining costs of sales	156.4	116.8
Energy costs of sales	12.4	12.2
Total costs of sales	$ 168.8	$ 129.0